RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2014
Related Party Transactions Disclosure [Abstract]
Schedule Of Fund Management Fee and Reporting Fee [Table Text Block]
The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2014 and 2013, are as follows:

2014
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 1	$-	$-	$-
Series 2	-	-	-
Series 3	18,175	5,900	12,275
Series 4	-	-	-
Series 5	-	-	-
Series 6	-	-	-
	$18,175	$5,900	$12,275

2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 1	$-	$-	$-
Series 2	-	-	-
Series 3	30,565	16,195	14,370
Series 4	-	-	-
Series 5	-	-	-
Series 6	-	-	-
	$30,565	$16,195	$14,370

Schedule Of Management Fees Paid [Table Text Block]
The partnership management fees paid by the Partnership for the years ended March 31, 2014 and 2013 are as follows:

	2014	2013
Series 1	$-	$-
Series 2	-	-
Series 3	339,265	-
Series 4	-	-
Series 5	-	-
Series 6	-	-
	$339,265	$-

Schedule Of Advances From Affiliate [Table Text Block]
The total advances from the affiliate of the general partner to the operating limited partnerships for the years ended March 31, 2014 and 2013 are as follows:

	2014	2013
Series 1	$-	$-
Series 2	-	-
Series 3	473,634	473,634
Series 4	-	-
Series 5	-	-
	$473,634	$473,634

Schedule Of General Administrative [Table Text Block]
General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership were charged to each series’ operations for the years ended March 31, 2014 and 2013 as follows:

	2014	2013
Series 1	$-	$-
Series 2	-	-
Series 3	11,284	14,088
Series 4	-	-
Series 5	-	-
Series 6	-	-
	$11,284	$14,088